Business Segments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) segment
Business Segment Information
Number of business segments | segment	5
Centralized Sales Districts | International
Business Segment Information
Sales percentage	70.00%
Electronics and Energy
Business Segment Information
Increase (decrease) in net sales due to the centralization of manufacturing and supply technology platforms	$ (1,000)
Increase (decrease) in operation income due to the centralization of manufacturing and supply technology platforms	42,000
Business Segments | Business Segments in Aggregate
Business Segment Information
Increase (decrease) in net sales due to dual credit reporting change from consolidation of U.S. customer account activity	1,568,000
Increase (decrease) in operating income due to dual credit reporting change from consolidation of U.S. customer account activity	402,000
Corporate and Unallocated
Business Segment Information
Increase (decrease) in net sales due to the centralization of manufacturing and supply technology platforms	1,000
Increase (decrease) in operation income due to the centralization of manufacturing and supply technology platforms	(42,000)
Elimination of Dual Credit | Business Segments in Aggregate
Business Segment Information
Increase (decrease) in net sales due to dual credit reporting change from consolidation of U.S. customer account activity	1,568,000
Increase (decrease) in operating income due to dual credit reporting change from consolidation of U.S. customer account activity	$ 402,000